UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22062

A T Fund of Funds TEI
300 Pacific Coast Highway, Suite 305
Huntington Beach, California 92648
(714) 969-0521

Alexander L. Popof
300 Pacific Coast Highway, Suite 305
Huntington Beach, California 92648

Date of fiscal year end: March 31

Date of reporting period: July 1, 2007- June 30, 2008

Item 1. Proxy Voting Record.

The A T Fund of Funds TEI (the “Fund”) was not entitled to participate in any proxy votes during the reporting period.  The Fund liquidated on January 31, 2008.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

A T Fund of Funds TEI

By (Signature and Title) /s/ Mark G. Torline
Mark G. Torline,
Chief Executive Officer

Date: 8/26/2008